UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE

           Report for the Calendar Year or Quarter Ended: 6/30/2007

                Check here if Amendment [ ]: Amendment Number:
                                                               --------------

                              This Amendment (Check only one):

                              [ ] is a restatement
                              [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:     Pine River Capital Management L.P.
Address:  800 Nicollet Mall
          Minneapolis, MN 55402


Form 13F File Number: 028-10902

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Pine River Capital Management LLC
By:  Brian Taylor
Title:  Sole Member
Phone:  612-238-3302

Signature, Place and Date of Signing:

/s/ Brian Taylor        800 Nicollet Mall       Date: August 14, 2007
-------------------     Minneapolis, MN 55402


Report Type (Check only one):

[x] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

                             Form 13F Summary Page

                                Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:   133

Form 13F Information Table Value Total:   175,999 (thousands)

List of Other Included Managers:  None

                           Form 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
Name of                                               Value    Shrs or          Put/  Investment   Other         Voting authority
Issuer                  Class Title          CUSIP  (x$1000)  prn amt.  SH/PRN  Call  discretion   managers    Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------

* ALTRIA GROUP INC COM  COM              02209S103     1122    16000    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* AMYLIN
PHARMACEUTICALS
INC COM                 COM              032346108     2807    68200    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* ARCHER DANIELS
MIDLAND CO COM          COM              039483102     215     6500     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* BLOCKBUSTER INC CL A  CL A             093679108     228     53000    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* CHARTER COMMUNICATIONS
INC D CL A              CL A             16117M107     733     181000   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* COMCAST CORP NEW CL A CL A             20030N101     127     4500     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* CONOCOPHILLIPS COM    COM              20825C104     510     6500     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* CONSTAR INTL INC
NEW COM		        COM              21036U107     195     31787    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* DELTA AIR LINES INC
DEL COM                 COM              247361702     169     8573     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* DIAMOND OFFSHORE DRILLING
IN COM                  COM              25271C102     282     2780     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* DYNEGY INC NEW CL A   CL A             26816G102     1698    179900   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* ENSCO INTL INC COM    COM              26874Q100     262     4300     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* EXXON MOBIL CORP COM  COM              30231G102     252     3000     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* FUELCELL ENERGY INC
COM                     COM              35952H106     3       400      SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* GENCORP INC COM	COM              368682100     392     30000    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* GREY WOLF INC COM     COM              397888108     290     35300    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* HANOVER COMPRESSOR
CO COM			COM  	         410768105     541     22700    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* HARVEST ENERGY TR
TRUST UNIT		UNIT  	         41752X101     71      2300     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* HOVNANIAN ENTERPRISES
INC CL A	        CL A  	         442487203     41      2500     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* IDT CORP COM	        COM  	         448947101     116     11525    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* ISHARES TR DJ US
REAL EST	        REAL EST         464287739     104     1342     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* LOUISIANA PAC CORP
COM	                COM              546347105     341     18000    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* MIRANT CORP NEW COM   COM              60467R100     256     6000     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* MOTOROLA INC COM      COM              620076109     811     45800    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* MOVIE GALLERY INC COM COM              624581104     19      10000    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* NEWS CORP CL A        CL A             65248E104     399     18800    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* NOBLE CORPORATION SHS SHS              G65422100     262     2690     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* PLAINS EXPL& PRODTN
CO COM 	                COM              726505100     382     8000     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* PRECISION DRILLING TR
TR UNIT                 TR UNIT          740215108     586     24000    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* ROWAN COS INC COM     COM              779382100     271     6620     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* RTI INTL METALS INC
COM                     COM              74973W107     226     3000     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* SIRIUS SATELLITE
RADIO INC COM           COM              82966U103     14      4696     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* TOUSA INC COM ADDED   COM              872962105     172     41150    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* TRANSOCEAN INC ORD    ORD              G90078109     294     2770     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* TRI CONTL CORP COM    COM              895436103     892     34300    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------
* U S AIRWAYS GROUP INC
COM       		COM              90341W108     121     4000     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* U S G CORP COM NEW    COM              903293405     88      1800     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* UAP HLDG CORP COM     COM              903441103     163     5408     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* VION PHARMACEUTICALS
INC COM                 COM              927624106     51      47390    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* VIRGIN MEDIA INC COM  COM              92769L101     141     5800     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* WAL MART STORES INC
COM                     COM              931142103     962     20000    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* WCI CMNTYS INC COM    COM              92923C104     155     9300     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* WILD OATS
MARKETS INC COM      	COM              96808B107     976     58259    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* WILD OATS
MARKETS INC COM      	COM              96808B107     10      287      SH    PUT     SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* XM SATELLITE RADIO
HLDGS INC CL A         	CL A             983759101     24      2000     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

40 / 86 STRATEGIC INCOME
FD SH BEN INT           SH BEN INT       349739102     1341    135500   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

ACCENTIA
BIOPHARMACEUTICALS COM  COM              00430L103     13      5000     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

ALDABRA 2 ACQUISITION
CORP UNIT 99/99/9999    UNIT 99/99/9999  01408A202     15752   1493100  SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

ALPHA SEC GROUP CORP
UNIT 99/99/9999         UNIT 99/99/9999  02078A209     2610    248800   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

AMAZON COM INC NOTE
4.750% 2/0              NOTE 4.750% 2/0  023135AF3     815     800000   PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

AMERIGROUP CORP
NOTE 2.000% 5/1         NOTE 2.000% 5/1  03073TAB8     889     1000000  PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

APEX BIOVENTURES ACQ C
ORP UNIT 99/99/9999     UNIT 99/99/9999  03753Q204     7457    926300   PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

AVATAR HLDGS INC
NOTE 4.500% 4/0         NOTE 4.500% 4/0  053494AF7     24173   16000000 PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

BLACKROCK CAP & INCOME
STRA COM              	COM              09256A109     322     14600    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

BOULDER GROWTH & INCOME
FD I COM                COM              101507101     33      3000     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

BOULDER TOTAL RETURN
FD INC COM              COM              101541100     446     20900    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

CHINA HEALTHCARE ACQ
CORP *W EXP 04/18/201   *W EXP 04/18/201 16939Q112     89      150000   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

CHINA HEALTHCARE ACQ
CORP UNIT 07/11/2011    UNIT 07/11/2011  16939Q203     535     81100    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

CHURCHILL VENTURES LTD
*W EXP 03/01/201        *W EXP 03/01/201 17157P117     900     899800   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

CIENA CORP
NOTE 0.875% 6/1		NOTE 0.875% 6/1  171779AE1     2144    2000000  PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

COHEN & STEERS REIT
& UTIL I COM            COM              19247Y108     1825    85700    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

COLUMBUS ACQUISITION
CORP UNIT 99/99/9999    UNIT 99/99/9999  198851206     809     98000    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

COURTSIDE ACQUISITION
CORP *W EXP 06/29/200   *W EXP 06/29/200 22274N110     306     624400   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

DEKANIA CORP
*W EXP 02/01/201        *W EXP 02/01/201 24488U112     107     92500    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

DEVON ENERGY CORP
NEW DEB 4.900% 8/1      DEB 4.900% 8/1   25179MAA1     1586    1000000  PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

EATON VANCE SR INCOME
TR SH BEN INT		SH BEN INT	 27826S103     1825    212900   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

ENDEAVOR ACQUISITION
CORP *W EXP 12/14/200   *W EXP 12/14/200 292577111     890     161158   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

ENERGY INFRASTRUCTURE
ACQUI *W EXP
07/17/201               *W EXP 07/17/201 29269P117     213     131550   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

ENTERTAINMENT PPTYS
TR PFD C CNV
5.75%            	CNV 5.75%  	 29380T402     3458    150000   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

EQUITY MEDIA HLDGS CORP
*W EXP 08/26/200        *W EXP 08/26/200 294725114     131     229200   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

EXPEDIA INC DEL
*W EXP 02/04/200        *W EXP 02/04/200 30212P121     438     123076   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

FIRST TR/FOUR CRNRS
SR FLOAT COM         	COM  		 33733U108     1529    81527    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

FLIR SYS INC
NOTE 3.000% 6/0         NOTE 3.000% 6/0  302445AB7     2145    1000000  PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

FORD MTR CO DEL
NOTE 4.250%12/1         NOTE 4.250%12/1  345370CF5     5016    4000000  PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

FREEDOM ACQUISITION
HLDGS IN *W EXP
12/28/201 ADDED         *W EXP 12/28/201 35645F111     666     205000   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

FREEPORT-MCMORAN COPPER
& GO PFD CONV           PFD CONV         35671D782     641     5000     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

GENEVA ACQUISITION CORP
*W EXP 02/12/201        *W EXP 02/12/201 37185Y112     221     460000   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

GLOBAL LOGISTICS
ACQUISITION
*W EXP 02/15/201        *W EXP 02/15/201 379414113     383     303600   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

GRANAHAN MCCOURT
ACQ CORP
*W EXP 10/18/201
ADDED                   *W EXP 10/18/201 385034111     21      15000    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

GREAT LAKES DREDGE &
DOCK CO *W EXP
02/17/200 ADDED        	*W EXP 02/17/200 390607117     45      10000    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

GREEN PLAINS
RENEWABLE ENERG COM     COM              393222104     202     11494    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

GRUBB&ELLIS RLTY
ADVISORS IN
*W EXP 02/27/201        *W EXP 02/27/201 400096111     12      24000    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

GYRODYNE CO
AMER INC COM            COM              403820103     689     12218    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

HANOVER COMPRESSOR
CO NOTE 4.750% 1/1      NOTE 4.750% 1/1  410768AE5     3328    1900000  PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

HARBOR ACQUISITION
CORPORATI
*W EXP 04/25/201        *W EXP 04/25/201 41145X115     332     830800   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

HD PARTNERS
ACQUISITION CORP
*W EXP 06/01/201        *W EXP 06/01/201 40415K118     1525    1411650  SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

HEALTHCARE
ACQUISITION CP NE
*W EXP 07/27/200        *W EXP 07/27/200 42224H112     17      17000    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

HILL INTERNATIONAL
INC *W EXP 99/99/999    *W EXP 99/99/999 431466119     89      37600    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

ICOP DIGITAL INC
*W EXP 07/08/201        *W EXP 07/08/201 44930M112     21      9100     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

INDIA FD INC COM        COM              454089103     886     20300    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

INDIA GLOBALIZATION
CAP INC *W EXP
03/03/201               *W EXP 03/03/201 45408X118     850     1441500  SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

INFORMATION SERVICES
GROUP I *W EXP
01/31/201               *W EXP 01/31/201 45675Y112     2607    2581500  SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

ING PRIME RATE TR
SH BEN INT       	SH BEN INT  	 44977W106     2930    392300   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

JAKKS PAC INC
NOTE 4.625% 6/1         NOTE 4.625% 6/1  47012EAB2     6097    4000000  PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

JAMBA INC
*W EXP 02/14/200 ADDED  *W EXP 02/14/200 47023A119     8774    2485524  SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

JK ACQUISITION
CORP *W EXP 04/10/201   *W EXP 04/10/201 47759H114     1522    1790000  SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

KAPSTONE PAPER &
PACKAGING C *W EXP
08/15/200               *W EXP 08/15/200 48562P111     7335    2737049  SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

LEUCADIA NATL CORP
NOTE 3.750% 4/1         NOTE 3.750% 4/1  527288AX2     5041    3000000  PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

MBF HEALTHCARE
ACQUISITION C UNIT
99/99/9999              UNIT 99/99/9999  552650202     549     66100    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

MILLENNIUM INDIA ACQS
COM IN *W EXP 07/19/201 *W EXP 07/19/201 60039Q119     246     303600   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

MORGAN STANLEY HIGH
YIELD FD COM            COM              61744M104     575     96800    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

MORGAN STANLEY INDIA
INVS FD COM             COM              61745C105     1210    26900    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

NABORS INDS
INC DBCV 2/0            DBCV 2/0         629568AF3     1718    2500000  PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN RE ES
SEC F COM		COM  		 64190A103     2492    144800   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

NORTH AMERN
INS LEADERS INC
*W EXP 03/21/201        *W EXP 03/21/201 65687M112     66      110100   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

NTR ACQUISITION CO
*W EXP 06/28/201        *W EXP 06/28/201 629415118     127     100750   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

OCEANAUT INC
*W EXP 01/01/201        *W EXP 01/01/201 675227110     183     135200   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

OCEANAUT INC COM        COM              675227102     38      5000     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

PIONEER FLOATING RATE
TR COM			COM		 72369J102     371     18700    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

PLAYBOY ENTERPRISES
INC NOTE 3.000% 3/1     NOTE 3.000% 3/1  728117AB8     2898    3000000  PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

PUTNAM MASTER INTER
INCOME T SH BEN INT     SH BEN INT       746909100     330     50000    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

PUTNAM PREMIER INCOME
TR SH BEN INT           SH BEN INT       746853100     309     46800    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

PUTNAM TAX FREE HEALTH
CARE SH BEN INT         SH BEN INT       746920107     3       200      SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

RAM ENERGY
RESOURCES INC
*W EXP 99/99/999        *W EXP 99/99/999 75130P117     688     828956   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

RENAISSANCE ACQUISITION
CORP *W EXP 01/28/201
ADDED        		*W EXP 01/28/201 75966C115     948     1606100  SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

RYERSON INC NOTE
3.500%11/0              NOTE 3.500%11/0  78375PAD9     3620    2000000  PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

SAKS INC NOTE
2.000% 3/1              NOTE 2.000% 3/1  79377WAL2     2747    1500000  PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

SANTA MONICA MEDIA CORP
*W EXP 03/27/201	*W EXP 03/27/201 802501114     118     151600   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

SAVVIS INC NOTE 3.000%
5/1	                NOTE 3.000% 5/1  805423AA8     1020    1000000  PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

SHANGHAI CENTURY
ACQUISIT CO
*W EXP 04/23/201        *W EXP 04/23/201 G80637112     1750    795300   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

SMURFIT-STONE CONTAINER
CORP PFD CV EX A 7%     PFD CV EX A 7%   832727200     116     5000     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

STAR MARITIME
ACQUISITION CORP
*W EXP 12/15/200 	*W EXP 12/15/200 85516E115     88      21840    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

SUMMER INFANT INC
*W EXP 04/20/200 ADDED 	*W EXP 04/20/200 865646111     55      66500    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

SUN AMERICAN BANCORP
*W EXP 05/13/200        *W EXP 05/13/200 86664A111     1       1000     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

SYMMETRY HLDGS INC
*W EXP 03/07/201      	*W EXP 03/07/201 871545117    65       50000    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

TAILWIND FINL INC
*W EXP 04/11/201        *W EXP 04/11/201 874023112    90       91000    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

TELEPHONE & DATA
SYS INC SPL COM         COM              879433860    308      5360     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

TIME WARNER
TELECOM INC
DBCV 2.375% 4/0        	DBCV 2.375% 4/0  887319AC5    1252     1000000  PRN           SOLE         none        sole
                       	------------------------------------------------------------------------------------------------------------

TRANSFORMA ACQUISITION
GROUP *W EXP 12/19/201
ADDED		       	*W EXP 12/19/201 89366E118    16       12500    SH            SOLE         none        sole
                       	------------------------------------------------------------------------------------------------------------

TRANS-INDIA ACQUISITION
CORP *W EXP 02/08/201
ADDED		       	*W EXP 02/08/201 893237115    7        7500     SH            SOLE         none        sole
                       	------------------------------------------------------------------------------------------------------------

UNION STREET ACQ CORP
*W EXP 02/05/201  	*W EXP 02/05/201 908536113    72       85300    SH            SOLE         none        sole
                       	------------------------------------------------------------------------------------------------------------

VANTAGE ENERGY SERVICES
INC *W EXP 99/99/999  	*W EXP 99/99/999 92209F110    6195     7287750  SH            SOLE         none        sole
                       	------------------------------------------------------------------------------------------------------------

VICTORY ACQUISITION CORP
*W EXP 04/24/201        *W EXP 04/24/201 92644D118    5921     3483200  SH            SOLE         none        sole
                       	------------------------------------------------------------------------------------------------------------

                       	------------------------------------------------------------------------------------------------------------
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                                                      175999
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